Transfers of Financial Assets - Transferred Assets with on-going Involvement II (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Year-to- date P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	€ 3	€ 0
Non-standard Interest Rate, cross-currency or inflation-linked swap	46	122	[1]
Net gains/(losses) recognized from on-going involvement in derecognized assets	49	123
Cumulative P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	3	6
Non-standard Interest Rate, cross-currency or inflation-linked swap	510	458	[1]
Net gains/(losses) recognized from on-going involvement in derecognized assets	513	465
Gain/(loss) on disposal [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	79	0	[2]
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	€ 79	€ 0

[1]	Prior year numbers have been restated to reflect a reassessment of a transaction in 2017
[2]	Typically, sales of assets into securitization vehicles were of assets that were classified as Fair Value through P&L, therefore any gain or loss on disposal is immaterial